SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS (Details) shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-based Payment Arrangements
Outstanding at beginning of year | shares	21,943	21,746
Outstanding at beginning of year | $ / shares	$ 0.92	$ 0.87
Granted | shares	75	1,675
Granted | $ / shares	$ 4.87	$ 1.28
Forfeited/ Expired | shares	(74)	(312)
Forfeited/ Expired | $ / shares	$ 1.43	$ 1.41
Exercised | shares	(6,282)	(1,166)
Exercised | $ / shares	$ 0.59	$ 0.36
Outstanding at end of year | shares	15,662	21,943
Outstanding at end of year | $ / shares	$ 1.06	$ 0.92
Exercisable as at end of year | shares	11,820	15,566
Outstanding at end of year | $ / shares	$ 0.91	$ 0.72